Lease Commitments (Details)	Dec. 31, 2015 USD ($)
Lease Commitments [Line Items]
2015 (payment in arrears)	$ 27,938
2016	172,428
2017	46,707
2018	4,800
2019 & Thereafter	$ 4,000